Mark V. Roeder Direct Dial: (650) 463-3043 Mark.roeder@lw.com	135 Commonwealth Drive Menlo Park, California 94025 Tel: (650) 328-4600 Fax: (650) 463-2600 www.lw.com

February 10, 2006	FIRM / AFFILIATE OFFICES
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Securities and Exchange Commission	File No. 037418-0007

100 F Street, N.E.

Washington, DC 20549

Re:	NOVACEA, INC.
REGISTRATION STATEMENT ON FORM S-1

Ladies and Gentlemen:

On behalf of Novacea, Inc. (the “Registrant”), and for the purpose of registering shares of the Registrant’s Common Stock, par value $0.001, under the Securities Act of 1933, as amended (the “Act”), we are electronically transmitting herewith a Registration Statement on Form S-1, together with certain exhibits thereto. Signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Registrant for five years.

PAYMENT OF THE REGISTRATION FEE

In anticipation of this filing, the $8,025 registration fee was transferred to Mellon Bank in Pittsburgh, Pennsylvania, by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T.

CONFIDENTIAL TREATMENT REQUEST

In this filing, you will note that certain exhibits will be filed pursuant to an application for confidential treatment pursuant to Rule 406 promulgated under the Act. The Registrant anticipates filing such application for confidential treatment shortly.

CONSENTS OF EXPERTS

The consent of Ernst & Young LLP to the reference to such firm and the use of its report in the Registration Statement is contained in Exhibits 23.1 of the Registration Statement.

The consent of this firm to the use of its opinion with regard to the legality of the securities being registered and to the use of its name under the caption “Legal Matters” is contained in the opinion to be filed as Exhibit 5.1 to the Registration Statement. Such opinion will be included with a subsequent amendment to the Registration Statement.

Please do not hesitate to contact the undersigned at (650) 463-3043 or Greg Kerber at (650) 463-3091 if you have any questions regarding the foregoing.

Very truly yours,

/s/ Mark V. Roeder
Mark V. Roeder of LATHAM & WATKINS LLP

cc:	Bradford Goodwin, Chief Executive Officer, Novacea, Inc.
Edward Albini, Chief Financial Officer, Novacea, Inc.